Prepaid Expenses and Other Current Assets (Details Textual)	12 Months Ended
Dec. 31, 2018
Prepaid Expenses and Other Current Assets (Textual)
Lease, Description	The Company's subsidiary Beijing REIT leases headquarter offices of 658 square meters from March 1, 2011 to August 30, 2018, and prepaid rent expense to the landlord, which is amortized over the lease term.